UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®

Select Money Market Portfolio

Annual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Update *
Money Market	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

* Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.36%	$ 1,000.00	$ 1,010.80	$ 1.79
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.01	$ 1.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	30.5	38.7	45.2
31 - 90	45.0	46.3	41.1
91 - 180	13.4	11.8	13.7
181 - 397	11.1	3.2	0.0
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Money Market Portfolio	79 Days	54 Days	48 Days
All Taxable Money Market Funds Average*	49 Days	44 Days	42 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009
Corporate Bonds 0.6%
Commercial Paper 11.9%
Bank CDs, BAs, TDs, and Notes 57.5%
Government Securities† 24.8%
Repurchase Agreements 7.4%
Other Investments 0.0%
Net Other Assets** (2.2)%

As of August 31, 2008
Corporate Bonds 0.0%
Commercial Paper 18.7%
Bank CDs, BAs, TDs, and Notes 64.2%
Government Securities 6.4%
Repurchase Agreements 10.5%
Other Investments 0.4%
Net Other Assets** (0.2)%

Current and Historical Seven-Day Yields
	3/3/09	12/2/08	9/2/08	6/3/08	2/26/08
Money Market Portfolio	1.03%	2.33%	2.56%	2.63%	3.56%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
3/6/09	0.85% (d)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC
3/6/09	0.80 (d)	10,000,000	10,000,000
TOTAL CORPORATE BONDS	50,000,000
Certificates of Deposit - 42.8%

Domestic Certificates Of Deposit - 1.3%
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08 to 3.09	25,000,000	25,000,000
State Street Bank & Trust Co., Boston
5/22/09 to 6/18/09	1.00 to 1.25	78,000,000	78,000,000
			103,000,000
London Branch, Eurodollar, Foreign Banks - 11.3%
Credit Agricole SA
4/1/09 to 7/13/09	1.20 to 1.60	195,000,000	195,000,000
Credit Industriel et Commercial
3/16/09 to 5/19/09	1.31 to 2.40	151,000,000	151,000,000
HSBC Bank PLC
6/3/09	1.00	40,000,000	40,000,000
ING Bank NV
3/6/09 to 4/28/09	1.15 to 1.30	110,000,000	110,000,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	40,000,000	40,000,000
National Australia Bank Ltd.
3/10/09 to 5/11/09	1.00 to 1.75	148,000,000	148,002,177
UniCredit SpA
3/9/09 to 5/5/09	1.25 to 1.50	209,000,000	209,000,000
			893,002,177
New York Branch, Yankee Dollar, Foreign Banks - 30.2%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	13,000,000	13,000,331
Bank of Montreal
3/5/09 to 3/9/09	1.00 to 2.55 (d)	45,000,000	45,000,000
Bank of Nova Scotia
3/5/09 to 4/17/09	1.39 to 2.50 (d)	131,000,000	131,000,000
Bank of Scotland PLC
5/6/09	1.47 (d)	100,000,000	100,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/27/09	1.10 to 1.20	189,000,000	189,000,000

Due Date	Yield (a)	Principal Amount	Value
Barclays Bank PLC
5/12/09 to 5/20/09	1.35 to 1.38%	$ 150,000,000	$ 150,000,000
BNP Paribas SA
3/23/09 to 5/11/09	1.07 to 3.05	235,000,000	235,000,000
Canadian Imperial Bank of Commerce
3/30/09 to 6/9/09	1.15 to 1.23	34,000,000	34,000,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	47,000,000	47,000,000
Deutsche Bank AG
3/3/09 to 4/6/09	1.64 to 2.31 (d)	55,000,000	55,000,000
Intesa Sanpaolo SpA
3/2/09 to 6/19/09	0.94 to 1.20 (d)	153,000,000	153,000,000
Landesbank Hessen-Thuringen
5/29/09	1.50	13,000,000	13,000,000
Natixis SA
3/5/09 to 4/14/09	1.00 to 1.20	105,000,000	105,000,000
Rabobank Nederland
4/14/09 to 1/12/10	1.00 to 2.75	269,000,000	269,000,000
Royal Bank of Canada
4/1/09 to 5/19/09	1.45 to 1.74 (d)	113,000,000	113,000,000
Royal Bank of Scotland PLC
4/6/09 to 4/15/09	1.03 to 1.11	97,000,000	97,000,000
San Paolo IMI SpA
4/21/09	3.15	25,000,000	25,000,000
Societe Generale
4/27/09 to 5/6/09	1.03 to 1.05	180,000,000	180,000,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 5/11/09	1.15 to 1.20	117,000,000	117,000,000
Svenska Handelsbanken AB
3/10/09 to 5/26/09	1.60 to 2.10 (d)	96,000,000	96,000,088
Toronto-Dominion Bank
3/9/09 to 1/14/10	1.60 to 3.04	236,000,000	236,000,000
			2,403,000,419
TOTAL CERTIFICATES OF DEPOSIT	3,399,002,596
Commercial Paper - 11.9%
Due Date	Yield (a)	Principal Amount	Value
Atlantic Asset Securitization Corp.
3/9/09	1.15%	$ 6,000,000	$ 5,998,467
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/5/09 to 6/3/09	1.00 to 2.21	89,000,000	88,888,410
Canadian Imperial Holdings, Inc.
5/18/09	1.00	10,000,000	9,978,333
CVS Caremark Corp.
6/10/09	6.10	21,000,000	21,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
3/4/09 to 5/6/09	0.85 to 1.15	188,000,000	187,802,625
Danske Corp.
3/2/09	1.27 (d)	100,000,000	100,000,000
DnB NOR Bank ASA
3/23/09 to 5/13/09	1.00 to 1.37	41,000,000	40,941,842
Emerald Notes (BA Credit Card Trust)
3/9/09 to 5/1/09	1.15 to 1.71	117,000,000	116,870,639
Intesa Funding LLC
4/20/09 to 6/19/09	1.50 to 1.80	16,000,000	15,940,761
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	50,000,000	49,904,337
Nordea North America, Inc.
3/10/09	3.01	25,000,000	24,981,500
Palisades Notes (Citibank Omni Master Trust)
3/3/09 to 3/5/09	1.00	56,000,000	55,995,500
Salisbury Receivables Co. LLC
4/9/09	0.65	9,000,000	8,993,663
Santander Finance, Inc.
7/22/09 to 8/3/09	1.51 to 1.66	54,000,000	53,632,417
Societe Generale North America, Inc.
3/19/09 to 4/23/09	1.00 to 2.05	77,000,000	76,897,944
Thames Asset Global Securities No. 1, Inc.
3/9/09	0.65	7,444,000	7,442,925
Toronto Dominion Holdings (USA)
6/15/09 to 10/5/09	1.65 to 2.14	33,000,000	32,703,416
Toyota Motor Credit Corp.
3/24/09	1.20	14,000,000	13,989,267
Verizon Communications, Inc.
4/20/09	1.10	11,000,000	10,983,194
Westpac Banking Corp.
4/17/09	1.23	23,000,000	22,963,366
TOTAL COMMERCIAL PAPER	945,908,606
U.S. Government and Government Agency Obligations - 1.8%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 1.8%
Bank of America NA (FDIC Guaranteed)
4/29/09	1.23% (c)(d)	$ 77,347,000	$ 77,347,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/09	1.46 (c)(d)	68,625,000	68,625,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	145,972,000
Federal Agencies - 19.1%

Fannie Mae - 5.2%
4/28/09 to 11/9/09	0.86 to 3.00 (d)	417,000,000	413,846,453
Federal Home Loan Bank - 9.8%
3/19/09 to 3/2/10	0.42 to 3.05 (d)	777,300,000	776,705,119
Freddie Mac - 4.1%
3/18/09 to 11/3/09	0.44 to 1.24 (d)	330,000,000	329,370,525
TOTAL FEDERAL AGENCIES	1,519,922,097
U.S. Treasury Obligations - 3.9%

U.S. Treasury Bills - 3.9%
7/2/09 to 12/17/09	0.69 to 1.36	313,000,000	311,401,575
Bank Notes - 0.7%

Bank of America NA
4/30/09	1.37 (d)	25,000,000	25,000,000
Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	28,000,000	28,000,000
TOTAL BANK NOTES			53,000,000
Medium-Term Notes - 13.9%

American Honda Finance Corp.
3/18/09 to 4/14/09	1.29 to 1.98 (b)(d)	34,000,000	33,988,368
AT&T, Inc.
8/5/09	1.89 (b)(d)	65,000,000	65,000,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(d)	75,000,000	75,000,000
Bank of America NA
4/3/09	1.63 (d)	75,000,000	75,000,000
Bank of Montreal
3/5/09	0.95 (b)(d)	27,000,000	27,000,000
BNP Paribas SA
5/13/09	1.44 (d)	36,000,000	36,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
BP Capital Markets PLC
3/11/09	2.28% (d)	$ 25,000,000	$ 25,000,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	49,000,000	49,000,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(d)	8,000,000	8,000,000
Credit Agricole SA
3/23/09	1.78 (b)(d)	100,000,000	100,000,000
General Electric Capital Corp.
3/9/09 to 5/29/09	0.49 to 1.96 (d)	113,000,000	112,999,733
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (d)(e)	1,000,000	1,000,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(d)	11,500,000	11,500,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	50,000,000	50,000,000
National Australia Bank Ltd.
3/6/09	2.42 (b)(d)	31,000,000	31,000,000
New York Life Insurance Co.
3/31/09 to 5/15/09	1.43 to 1.62 (d)(e)	21,000,000	21,000,000
Nordea Bank AB
4/24/09	1.51 (d)	23,000,000	23,000,000
PNC Bank NA, Pittsburgh
3/3/09	0.68 (d)	13,000,000	13,000,000
Procter & Gamble Co.
3/9/09	2.22 (d)	9,000,000	9,000,000
Royal Bank of Canada
3/16/09	0.86 (b)(d)	50,000,000	50,000,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	1,000,000	1,000,000
Societe Generale
3/4/09	2.62 (b)(d)	23,000,000	23,000,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(d)	44,000,000	44,000,000
Toyota Motor Credit Corp.
3/19/09	0.48 (d)	11,000,000	11,000,000
Transamerica Occidental Life Insurance Co.
4/1/09	1.69 (d)(e)	27,000,000	27,000,000
Verizon Communications, Inc.
3/15/09	2.10 (d)	17,000,000	17,000,000
Wells Fargo & Co.
3/16/09	0.61 (b)(d)	30,000,000	30,002,416
5/1/09	3.55 (d)	75,000,000	75,006,354
Westpac Banking Corp.
3/4/09 to 4/14/09	1.46 to 2.43 (b)(d)	63,000,000	62,996,425
TOTAL MEDIUM-TERM NOTES	1,107,493,296
Short-Term Notes - 0.1%
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
4/1/09	1.73% (d)(e)	$ 5,000,000	$ 5,000,000
Repurchase Agreements - 7.4%
	Maturity Amount
In a joint trading account at 0.29% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 395,010	395,000
With:
Banc of America Securities LLC at:
0.51%, dated 2/27/09 due 3/2/09 (Collateralized by Certificates of Deposit valued at $64,890,001, 0%, 4/14/09)	63,002,691	63,000,000
0.56%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $170,508,001)	155,007,266	155,000,000
Barclays Capital, Inc. at:
0.61%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $225,511,518)	205,010,464	205,000,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $14,313,514)	13,024,917	13,000,000
1.1%, dated 1/8/09 due 3/10/09 (Collateralized by Equity Securities valued at $29,748,103)	27,050,325	27,000,000
BNP Paribas Securities Corp. at 0.71%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $66,000,029)	60,003,563	60,000,000
Credit Suisse Securities (USA) LLC at 0.56%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $64,900,366)	59,002,766	59,000,000
ING Financial Markets LLC at 0.9%, dated 2/9/09 due 3/11/09 (Collateralized by Corporate Obligations valued at $5,255,522, 5.64% - 5.95%, 2/27/12 - 4/1/37)	5,003,750	5,000,000
TOTAL REPURCHASE AGREEMENTS		587,395,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $8,125,095,170)	8,125,095,170
NET OTHER ASSETS - (2.2)%	(172,281,917)
NET ASSETS - 100%	$ 7,952,813,253
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $688,487,209 or 8.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $145,972,000 or 1.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,000,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 1,000,000
Metropolitan Life Insurance Co. 1.73%, 4/1/09	3/26/02	$ 5,000,000
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 16,000,000
1.62%, 3/31/09	3/28/08	$ 5,000,000
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 1,000,000
Transamerica Occidental Life Insurance Co. 1.69%, 4/1/09	3/27/08	$ 27,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$395,000 due 3/02/09 at 0.29%
BNP Paribas Securities Corp.	$ 29,680
Banc of America Securities LLC	28,194
Bank of America, NA	59,360
Barclays Capital, Inc.	144,320
Deutsche Bank Securities, Inc.	29,680
Greenwich Capital Markets, Inc.	7,420
ING Financial Markets LLC	14,098
J.P. Morgan Securities, Inc.	17,334
Merrill Lynch Government Securities, Inc.	14,840
RBC Capital Markets Corp.	5,565
Societe Generale, New York Branch	29,680
UBS Securities LLC	14,829
$ 395,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,125,095,170	$ -	$ 8,125,095,170	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including repurchase agreements of $587,395,000) - See accompanying schedule: Unaffiliated issuers (cost $8,125,095,170)		$ 8,125,095,170
Cash		101,527
Receivable for fund shares sold		40,294,252
Interest receivable		17,793,386
Prepaid expenses		572,842
Total assets		8,183,857,177

Liabilities
Payable for investments purchased	$ 204,855,764
Payable for fund shares redeemed	23,585,428
Distributions payable	511,958
Accrued management fee	1,210,628
Other affiliated payables	775,573
Other payables and accrued expenses	104,573
Total liabilities		231,043,924

Net Assets		$ 7,952,813,253
Net Assets consist of:
Paid in capital		$ 7,951,956,151
Accumulated undistributed net realized gain (loss) on investments		857,102
Net Assets, for 7,951,193,456 shares outstanding		$ 7,952,813,253
Net Asset Value, offering price and redemption price per share ($7,952,813,253 ÷ 7,951,193,456 shares)		$ 1.00

Statement of Operations

	Year ended February 28, 2009

Investment Income
Interest		$ 202,676,781

Expenses
Management fee	$ 13,790,308
Transfer agent fees	8,084,308
Accounting fees and expenses	608,224
Custodian fees and expenses	100,488
Independent trustees' compensation	29,031
Registration fees	217,374
Audit	54,691
Legal	26,733
Money Market Guarantee Program Fee	1,360,947
Miscellaneous	62,719
Total expenses before reductions	24,334,823
Expense reductions	(33,565)	24,301,258
Net investment income		178,375,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		903,913
Net increase in net assets resulting from operations		$ 179,279,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 178,375,523	$ 215,870,202
Net realized gain (loss)	903,913	553,679
Net increase in net assets resulting from operations	179,279,436	216,423,881
Distributions to shareholders from net investment income	(178,218,057)	(215,868,544)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,475,435,639	10,603,380,888
Reinvestment of distributions	165,691,509	200,038,476
Cost of shares redeemed	(9,867,570,359)	(6,193,419,457)
Net increase (decrease) in net assets and shares resulting from share transactions	773,556,789	4,609,999,907
Total increase (decrease) in net assets	774,618,168	4,610,555,244

Net Assets
Beginning of period	7,178,195,085	2,567,639,841
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $93,286, respectively)	$ 7,952,813,253	$ 7,178,195,085

Financial Highlights

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.049	.049	.033	.013
Distributions from net investment income	(.025)	(.049)	(.049)	(.033)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	2.49%	5.01%	4.97%	3.32%	1.29%
Ratios to Average Net Assets C
Expenses before reductions	.33%	.36%	.39%	.40%	.39%
Expenses net of fee waivers, if any	.33%	.36%	.39%	.40%	.39%
Expenses net of all reductions	.33%	.36%	.38%	.40%	.39%
Net investment income	2.44%	4.82%	4.92%	3.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,952,813	$ 7,178,195	$ 2,567,640	$ 891,796	$ 584,755

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. On April 13, 2009 the Fund paid an additional fee equal to 0.015% based on the number of share's outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	857,684

Cost for federal income tax purposes	$ 8,125,095,170

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 178,218,057	$ 215,868,544

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $5,245,018 or an annual rate of .07% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .19% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $9,458 and $24,107, respectively.

Annual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Fidelity Fixed-Income Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-
present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 3.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,659,213 of distributions paid during the period January 1, 2009 to February 28, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

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SELMM-UANN-0409
1.813604.104

Spartan® Short-Term Treasury Bond Index Fund
Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Management's Discussion of Fund Performance

Market Recap: Throughout much of 12-month period ending February 28, 2009, the U.S. Treasury market performed quite well, benefiting from very robust investor demand in response to extreme global market volatility, a slowdown in the worldwide economy and declining interest rates. From the outset, Treasuries exhibited strength, bolstered by a range of problems that cooled demand for riskier bonds and by falling interest rates. Treasuries languished throughout much of the spring of 2008, as reasonably strong economic data suggested that rate hikes, not rate cuts, might be in the offing given rapidly rising commodity prices. But in the summer, rate-hike worries waned when faltering consumer confidence set off concerns about slowing economic growth. Treasuries rallied again in August when the economy exhibited new signs of weakness, commodity prices crashed, inflation expectations were sharply reduced and investors began to worry that the U.S. government would need to bail out mortgage giants Fannie Mae and Freddie Mac. Ensuing developments ignited even more demand for Treasuries. Amid signs of market and economic destabilization, the Fed, the U.S. Treasury and Congress took unprecedented steps to help unfreeze the flow of credit, stabilize the banking and financial systems, and shore up the rapidly deteriorating economy. Initially, these efforts did little to reassure investors, who continued to favor government-guaranteed bonds, which also were bolstered by further rate cuts. Early in 2009, Treasuries lost considerable ground as investors began moving toward riskier assets. At the same time, some investors worried about inflation and others voiced concerns that the credit of the U.S. government was at risk. Fears of excess supply also hit Treasuries given the need for the government to finance the trillion-dollar federal budget deficit. Another worry was that overseas investors - particularly foreign central banks - might cease buying U.S. government debt.

Comments from William Irving, Portfolio Manager of Spartan® Treasury Bond Index Funds for most of the period covered by this report: For the year, the Investor and Fidelity Advantage Classes of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds performed roughly in line with their respective Barclays Capital benchmarks. (For specific portfolio results, please refer to the performance sections of this report). Using Treasury securities exclusively, I sought to create portfolios that matched the characteristics of their respective Barclays Capital benchmarks - including maturity and interest rate sensitivity - usually investing in a smaller number of representative securities.

Note to shareholders: Curtis Hollingsworth became Portfolio Manager of Spartan Treasury Bond Index Funds on February 1, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,041.80	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,042.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,065.20	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,065.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,076.30	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,076.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of class A
Spartan® Short-Term Treasury Bond Index Fund - Investor Class	4.11%	6.01%
Fidelity Advantage Class	4.22%	6.12%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-5 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.8	0.0
1 - 1.99%	6.7	0.0
2 - 2.99%	7.5	2.0
3 - 3.99%	33.3	37.1
4 - 4.99%	49.8	41.1
5 - 5.99%	0.0	0.3
6 - 6.99%	0.0	8.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	2.7	2.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	2.5	2.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Treasury Obligations 100.1%	U.S. Treasury Obligations 98.2%
Short-Term Investments and Net Other Assets† (0.1)%	Short-Term Investments and Net Other Assets 1.8%

†Short-Term Investments and Net Other Assets are not included in the pie chart

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 100.1%
	Principal Amount	Value
U.S. Treasury Obligations - 100.1%
U.S. Treasury Notes:
0.875% 2/28/11	$ 4,765,000	$ 4,751,610
1.5% 12/31/13	14,361,000	14,063,684
1.75% 1/31/14	10,001,000	9,890,789
1.875% 2/28/14	14,500,000	14,400,385
2% 11/30/13	4,618,000	4,629,185
2.75% 7/31/10	37,172,000	38,178,246
3.375% 11/30/12	49,895,000	53,095,315
3.375% 7/31/13	58,228,000	62,117,456
3.625% 5/15/13	6,889,000	7,410,518
3.875% 5/15/10	65,989,000	68,468,733
4% 3/15/10	23,951,000	24,748,113
4.25% 10/15/10	49,745,000	52,543,156
4.25% 1/15/11	4,784,000	5,081,694
4.25% 11/15/13	16,799,000	18,637,701
4.375% 12/15/10	93,000	98,813
4.5% 11/15/10	42,000	44,579
4.5% 2/28/11	5,603,000	5,990,834
4.5% 3/31/12	5,911,000	6,448,996
4.625% 8/31/11	4,583,000	4,969,691
4.625% 10/31/11	23,724,000	25,792,448
4.625% 12/31/11	13,495,000	14,738,011
4.625% 2/29/12	7,335,000	8,023,228
4.625% 7/31/12	4,054,000	4,466,369
4.75% 3/31/11	20,599,000	22,177,728
4.75% 5/31/12	27,400,000	30,206,363
4.875% 4/30/11	10,926,000	11,818,010
4.875% 5/31/11	22,698,000	24,590,083
4.875% 7/31/11	23,665,000	25,759,731
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $550,169,481)		563,141,469
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $10,861,000)	$ 10,861,234	$ 10,861,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $561,030,481)		574,002,469
NET OTHER ASSETS - (2.0)%		(11,300,553)
NET ASSETS - 100%		$ 562,701,916
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,861,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 4,258,599
UBS Securities LLC	6,602,401
$ 10,861,000

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 574,002,469	$ -	$ 574,002,469	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including repurchase agreements of $10,861,000) - See accompanying schedule: Unaffiliated issuers (cost $561,030,481)		$ 574,002,469
Cash		641
Receivable for fund shares sold		4,086,093
Interest receivable		5,259,973
Total assets		583,349,176

Liabilities
Payable for investments purchased	$ 19,159,039
Payable for fund shares redeemed	1,342,463
Distributions payable	81,982
Accrued management fee	45,539
Other affiliated payables	18,237
Total liabilities		20,647,260

Net Assets		$ 562,701,916
Net Assets consist of:
Paid in capital		$ 542,433,375
Undistributed net investment income		389,295
Accumulated undistributed net realized gain (loss) on investments		6,907,258
Net unrealized appreciation (depreciation) on investments		12,971,988
Net Assets		$ 562,701,916

Investor Class: Net Asset Value, offering price and redemption price per share ($223,533,039 ÷ 21,016,272 shares)		$ 10.64

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($339,168,877 ÷ 31,887,255 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2009

Investment Income
Interest		$ 13,457,090

Expenses
Management fee	$ 463,673
Transfer agent fees	163,869
Independent trustees' compensation	1,775
Miscellaneous	16,971
Total expenses before reductions	646,288
Expense reductions	(1,979)	644,309
Net investment income		12,812,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,005,181
Change in net unrealized appreciation (depreciation) on investment securities		(1,844,480)
Net gain (loss)		9,160,701
Net increase (decrease) in net assets resulting from operations		$ 21,973,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,812,781	$ 10,351,809
Net realized gain (loss)	11,005,181	2,298,652
Change in net unrealized appreciation (depreciation)	(1,844,480)	13,935,872
Net increase (decrease) in net assets resulting from operations	21,973,482	26,586,333
Distributions to shareholders from net investment income	(13,482,216)	(9,654,255)
Distributions to shareholders from net realized gain	(3,751,463)	(605,703)
Total distributions	(17,233,679)	(10,259,958)
Share transactions - net increase (decrease)	186,195,666	176,724,173
Total increase (decrease) in net assets	190,935,469	193,050,548

Net Assets
Beginning of period	371,766,447	178,715,899
End of period (including undistributed net investment income of $389,295 and undistributed net investment income of $1,094,666, respectively)	$ 562,701,916	$ 371,766,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.285	.433	.457	.075
Net realized and unrealized gain (loss)	.141	.579	(.003) E	(.054)
Total from investment operations	.426	1.012	.454	.021
Distributions from net investment income	(.301)	(.407)	(.394)	(.061)
Distributions from net realized gain	(.085)	(.025)	-	-
Total distributions	(.386)	(.432)	(.394)	(.061)
Net asset value, end of period	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	4.11%	10.38%	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income	2.70%	4.24%	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,533	$ 129,158	$ 26,670	$ 7,357
Portfolio turnover rate	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.295	.441	.465	.076
Net realized and unrealized gain (loss)	.141	.581	(.001) E	(.053)
Total from investment operations	.436	1.022	.464	.023
Distributions from net investment income	(.311)	(.417)	(.404)	(.063)
Distributions from net realized gain	(.085)	(.025)	-	-
Total distributions	(.396)	(.442)	(.404)	(.063)
Net asset value, end of period	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	4.22%	10.49%	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10% A
Net investment income	2.80%	4.34%	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,169	$ 242,608	$ 152,046	$ 10,134
Portfolio turnover rate	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of class A
Spartan Intermediate Treasury Bond Index Fund - Investor Class	6.68%	7.72%
Fidelity Advantage Class	6.79%	7.83%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 5-10 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	4.9	0.3
2 - 2.99%	1.1	0.2
3 - 3.99%	20.7	9.0
4 - 4.99%	53.5	51.5
5 - 5.99%	0.0	0.0
6 - 6.99%	0.0	0.8
7 - 7.99%	1.1	3.8
8 - 8.99%	4.7	9.2
9% and over	4.7	2.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	6.8	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	6.2	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Treasury Obligations 97.2%	U.S. Treasury Obligations 98.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.1%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.2%
	Principal Amount	Value
U.S. Treasury Obligations - 97.2%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 11,963,000	$ 15,193,943
7.5% 11/15/16	2,925,000	3,775,534
8.75% 5/15/17	8,334,000	11,601,186
8.875% 8/15/17	48,789,000	68,704,816
9% 11/15/18	24,078,000	35,165,173
9.125% 5/15/18	13,914,000	20,318,781
9.25% 2/15/16	15,354,000	21,429,624
9.875% 11/15/15	2,990,000	4,271,263
11.25% 2/15/15	78,000	115,336
U.S. Treasury Notes:
1.875% 2/28/14	84,680,000	84,098,248
2.75% 2/15/19	18,570,000	18,105,750
3.5% 2/15/18	70,838,000	73,710,268
3.75% 11/15/18	108,846,000	115,334,310
3.875% 5/15/18	155,050,000	166,097,313
4% 2/15/15	67,937,000	74,433,476
4.125% 5/15/15	112,946,000	124,099,418
4.25% 8/15/14	90,117,000	100,424,132
4.25% 11/15/14	52,266,000	58,272,513
4.25% 8/15/15	41,756,000	46,199,089
4.5% 11/15/15	19,217,000	21,646,144
4.5% 2/15/16	145,705,000	163,235,060
4.5% 5/15/17	88,042,000	98,228,724
4.625% 11/15/16	170,253,000	191,614,474
4.625% 2/15/17	17,293,000	19,442,468
4.75% 5/15/14	15,417,000	17,544,068
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,469,175,788)		1,553,061,111
Cash Equivalents - 9.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09:
due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 4,988,107	$ 4,988,000
due 3/2/09 (Collateralized by U.S. Government Obligations) #	153,596,313	153,593,000
TOTAL CASH EQUIVALENTS (Cost $158,581,000)		158,581,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $1,627,756,788)		1,711,642,111
NET OTHER ASSETS - (7.1)%		(112,891,495)
NET ASSETS - 100%		$ 1,598,750,616
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$153,593,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 60,223,822
UBS Securities LLC	93,369,178
$ 153,593,000
$4,988,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 2,461,283
Banc of America Securities LLC	918,394
Barclays Capital, Inc.	1,309,193
Deutsche Bank Securities, Inc.	299,130
$ 4,988,000

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,711,642,111	$ -	$ 1,711,642,111	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including repurchase agreements of $158,581,000) - See accompanying schedule: Unaffiliated issuers (cost $1,627,756,788)		$ 1,711,642,111
Cash		291
Receivable for investments sold		18,927,661
Receivable for fund shares sold		4,307,006
Interest receivable		11,315,766
Total assets		1,746,192,835

Liabilities
Payable for investments purchased	$ 121,100,547
Payable for fund shares redeemed	26,019,651
Distributions payable	92,050
Accrued management fee	135,604
Other affiliated payables	94,367
Total liabilities		147,442,219

Net Assets		$ 1,598,750,616
Net Assets consist of:
Paid in capital		$ 1,487,514,499
Undistributed net investment income		2,957,767
Accumulated undistributed net realized gain (loss) on investments		24,393,027
Net unrealized appreciation (depreciation) on investments		83,885,323
Net Assets		$ 1,598,750,616

Investor Class: Net Asset Value, offering price and redemption price per share ($1,100,136,429 ÷ 99,854,774 shares)		$ 11.02

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($498,614,187 ÷ 45,256,006 shares)		$ 11.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2009

Investment Income
Interest		$ 50,079,676

Expenses
Management fee	$ 1,338,017
Transfer agent fees	1,040,133
Independent trustees' compensation	5,137
Interest	398
Miscellaneous	5,412
Total expenses before reductions	2,389,097
Expense reductions	(3,282)	2,385,815
Net investment income		47,693,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,978,486
Change in net unrealized appreciation (depreciation) on investment securities		18,856,886
Net gain (loss)		50,835,372
Net increase (decrease) in net assets resulting from operations		$ 98,529,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,693,861	$ 34,602,974
Net realized gain (loss)	31,978,486	13,211,453
Change in net unrealized appreciation (depreciation)	18,856,886	63,164,560
Net increase (decrease) in net assets resulting from operations	98,529,233	110,978,987
Distributions to shareholders from net investment income	(46,447,666)	(32,941,102)
Distributions to shareholders from net realized gain	(16,903,461)	(659,769)
Total distributions	(63,351,127)	(33,600,871)
Share transactions - net increase (decrease)	463,386,572	388,903,672
Total increase (decrease) in net assets	498,564,678	466,281,788

Net Assets
Beginning of period	1,100,185,938	633,904,150
End of period (including undistributed net investment income of $2,957,767 and undistributed net investment income of $1,758,818, respectively)	$ 1,598,750,616	$ 1,100,185,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.382	.440	.432	.076
Net realized and unrealized gain (loss)	.319	.850	.055	(.091)
Total from investment operations	.701	1.290	.487	(.015)
Distributions from net investment income	(.376)	(.420)	(.417)	(.075)
Distributions from net realized gain	(.145)	(.010)	-	-
Total distributions	(.521)	(.430)	(.417)	(.075)
Net asset value, end of period	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	6.68%	13.32%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income	3.55%	4.35%	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,100,136	$ 925,538	$ 610,674	$ 5,319
Portfolio turnover rate	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.395	.453	.441	.078
Net realized and unrealized gain (loss)	.317	.847	.056	(.091)
Total from investment operations	.712	1.300	.497	(.013)
Distributions from net investment income	(.387)	(.430)	(.427)	(.077)
Distributions from net realized gain	(.145)	(.010)	-	-
Total distributions	(.532)	(.440)	(.427)	(.077)
Net asset value, end of period	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	6.79%	13.43%	5.18%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10% A
Net investment income	3.65%	4.45%	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 498,614	$ 174,647	$ 23,231	$ 6,374
Portfolio turnover rate	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of class A
Spartan Long-Term Treasury Bond Index Fund - Investor Class	8.47%	7.51%
Fidelity Advantage Class	8.58%	7.62%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Long Treasury Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.0	0.0
4 - 4.99%	14.6	12.2
5 - 5.99%	9.7	10.4
6 - 6.99%	36.1	37.4
7 - 7.99%	10.9	10.7
8 - 8.99%	22.7	25.9
9% and over	0.0	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	18.0	17.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	11.7	11.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Treasury Obligations 101.3%	U.S. Treasury Obligations 98.9%
Short-Term Investments and Net Other Assets† (1.3)%	Short-Term Investments and Net Other Assets 1.1%

†Short-Term Investments and Net Other Assets are not included in the pie chart

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 101.3%
	Principal Amount	Value
U.S. Treasury Obligations - 101.3%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 7,170,000	$ 6,884,347
4.375% 2/15/38	10,519,000	11,600,479
4.5% 2/15/36	5,232,000	5,794,440
4.75% 2/15/37	16,246,000	18,792,057
5% 5/15/37	9,787,000	11,773,458
5.25% 2/15/29	7,141,000	8,350,507
5.375% 2/15/31	2,120,000	2,541,681
5.5% 8/15/28	1,181,000	1,418,308
6% 2/15/26	28,610,000	35,851,906
6.125% 11/15/27	8,284,000	10,597,050
6.125% 8/15/29	4,662,000	6,044,572
6.25% 5/15/30	4,102,000	5,424,895
6.375% 8/15/27	3,082,000	4,035,013
6.625% 2/15/27	16,525,000	22,133,172
6.75% 8/15/26	3,425,000	4,636,594
6.875% 8/15/25	458,000	625,528
7.125% 2/15/23	2,465,000	3,304,256
7.5% 11/15/24	4,000	5,753
7.625% 2/15/25	2,492,000	3,630,533
7.875% 2/15/21	14,342,000	19,926,416
8% 11/15/21	8,158,000	11,546,115
8.125% 8/15/19	8,128,000	11,305,544
8.125% 5/15/21	7,716,000	10,953,101
8.125% 8/15/21	786,000	1,118,085
8.5% 2/15/20	3,891,000	5,565,344
8.75% 5/15/20	1,728,000	2,520,720
8.75% 8/15/20	8,234,000	12,047,371
8.875% 2/15/19	807,000	1,169,015
U.S. Treasury Notes: 2.75% 2/15/19	3,010,000	2,934,750
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $232,009,138)		242,531,010
Cash Equivalents - 2.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09:
due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 2,954,064	$ 2,954,000
due 3/2/09 (Collateralized by U.S. Government Obligations) #	1,880,041	1,880,000
TOTAL CASH EQUIVALENTS (Cost $4,834,000)		4,834,000
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $236,843,138)		247,365,010
NET OTHER ASSETS - (3.3)%		(7,899,860)
NET ASSETS - 100%		$ 239,465,150
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,880,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 737,148
UBS Securities LLC	1,142,852
$ 1,880,000
$2,954,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 1,457,625
Banc of America Securities LLC	543,892
Barclays Capital, Inc.	775,332
Deutsche Bank Securities, Inc.	177,151
$ 2,954,000

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 247,365,010	$ -	$ 247,365,010	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including repurchase agreements of $4,834,000) - See accompanying schedule: Unaffiliated issuers (cost $236,843,138)		$ 247,365,010
Cash		684
Receivable for fund shares sold		1,535,875
Interest receivable		1,112,243
Total assets		250,013,812

Liabilities
Payable for investments purchased	$ 9,862,803
Payable for fund shares redeemed	633,973
Distributions payable	17,656
Accrued management fee	19,672
Other affiliated payables	14,558
Total liabilities		10,548,662

Net Assets		$ 239,465,150
Net Assets consist of:
Paid in capital		$ 228,988,964
Distributions in excess of net investment income		(11,401)
Accumulated undistributed net realized gain (loss) on investments		(34,285)
Net unrealized appreciation (depreciation) on investments		10,521,872
Net Assets		$ 239,465,150

Investor Class: Net Asset Value, offering price and redemption price per share ($178,354,373 ÷ 16,346,224 shares)		$ 10.91

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($61,110,777 ÷ 5,600,653 shares)		$ 10.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2009

Investment Income
Interest		$ 7,360,240

Expenses
Management fee	$ 177,089
Transfer agent fees	98,664
Independent trustees' compensation	647
Miscellaneous	757
Total expenses before reductions	277,157
Expense reductions	(447)	276,710
Net investment income		7,083,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		677,483
Change in net unrealized appreciation (depreciation) on investment securities		6,556,834
Net gain (loss)		7,234,317
Net increase (decrease) in net assets resulting from operations		$ 14,317,847

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,083,530	$ 1,895,940
Net realized gain (loss)	677,483	(246,164)
Change in net unrealized appreciation (depreciation)	6,556,834	3,587,698
Net increase (decrease) in net assets resulting from operations	14,317,847	5,237,474
Distributions to shareholders from net investment income	(7,083,484)	(1,894,092)
Distributions to shareholders from net realized gain	(221,221)	(41,854)
Total distributions	(7,304,705)	(1,935,946)
Share transactions - net increase (decrease)	138,984,645	71,847,079
Total increase (decrease) in net assets	145,997,787	75,148,607

Net Assets
Beginning of period	93,467,363	18,318,756
End of period (including distributions in excess of net investment income of $11,401 and distributions in excess of net investment income of $2,193, respectively)	$ 239,465,150	$ 93,467,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.428	.447	.455	.084
Net realized and unrealized gain (loss)	.439	.565	(.067) E	.011
Total from investment operations	.867	1.012	.388	.095
Distributions from net investment income	(.427)	(.452)	(.458)	(.085)
Distributions from net realized gain	(.010)	(.020)	-	-
Total distributions	(.437)	(.472)	(.458)	(.085)
Net asset value, end of period	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	8.47%	10.56%	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income	3.96%	4.47%	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,354	$ 55,139	$ 9,573	$ 1,737
Portfolio turnover rate	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.429	.454	.463	.086
Net realized and unrealized gain (loss)	.448	.568	(.066) E	.011
Total from investment operations	.877	1.022	.397	.097
Distributions from net investment income	(.437)	(.462)	(.467)	(.087)
Distributions from net realized gain	(.010)	(.020)	-	-
Total distributions	(.447)	(.482)	(.467)	(.087)
Net asset value, end of period	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	8.58%	10.67%	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10% A
Net investment income	4.05%	4.57%	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,111	$ 38,328	$ 8,746	$ 1,334
Portfolio turnover rate	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 561,023,758	$ 13,723,367	$ (744,656)	$ 12,978,711
Spartan Intermediate Treasury Bond Index Fund	1,628,770,020	87,616,834	(4,744,743)	82,872,091
Spartan Long-Term Treasury Bond Index Fund	238,311,244	11,892,100	(2,838,334)	9,053,766

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Spartan Short-Term Treasury Bond Index Fund	$ 3,248,306	$ 4,041,524
Spartan Intermediate Treasury Bond Index Fund	7,196,180	21,167,845
Spartan Long-Term Treasury Bond Index Fund	144,998	1,277,423

The tax character of distributions paid was as follows:

February 28, 2009	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 15,639,898	$ 1,593,781	$ 17,233,679
Spartan Intermediate Treasury Bond Index Fund	55,184,525	8,166,602	63,351,127
Spartan Long-Term Treasury Bond Index Fund	7,194,094	110,611	7,304,705
February 29, 2008	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 10,120,059	$ 139,899	$ 10,259,958
Spartan Intermediate Treasury Bond Index Fund	33,600,871	-	33,600,871
Spartan Long-Term Treasury Bond Index Fund	1,935,946	-	1,935,946

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and.06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 1,971
Spartan Intermediate Treasury Bond Index Fund	5,412
Spartan Long-Term Treasury Bond Index Fund	757

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Short-Term Treasury Bond Index Fund	$ 134,010
Spartan Intermediate Treasury Bond Index Fund	589,105

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Intermediate Treasury Bond Index Fund	$ 26,055,000.55%		$ 398

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 162	$ 1,817
Spartan Intermediate Treasury Bond Index Fund	507	2,775
Spartan Long-Term Treasury Bond Index Fund	432	15

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2009	Year ended February 29, 2008
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 4,633,729	$ 2,505,481
Fidelity Advantage Class	8,848,487	7,148,774
Total	$ 13,482,216	$ 9,654,255
From net realized gain
Investor Class	$ 1,362,079	$ 160,810
Fidelity Advantage Class	2,389,384	444,893
Total	$ 3,751,463	$ 605,703
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 36,172,428	$ 30,173,319
Fidelity Advantage Class	10,275,238	2,767,783
Total	$ 46,447,666	$ 32,941,102
From net realized gain
Investor Class	$ 13,424,030	$ 629,462
Fidelity Advantage Class	3,479,431	30,307
Total	$ 16,903,461	$ 659,769
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 3,835,968	$ 1,098,122
Fidelity Advantage Class	3,247,516	795,970
Total	$ 7,083,484	$ 1,894,092
From net realized gain
Investor Class	$ 145,163	$ 23,567
Fidelity Advantage Class	76,058	18,287
Total	$ 221,221	$ 41,854

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	26,944,201	16,517,883	$ 285,344,792	$ 168,890,449
Reinvestment of distributions	522,295	226,991	5,523,129	2,325,823
Shares redeemed	(18,632,122)	(7,224,590)	(197,342,235)	(73,927,515)
Net increase (decrease)	8,834,374	9,520,284	$ 93,525,686	$ 97,288,757
Fidelity Advantage Class
Shares sold	48,835,428	22,236,106	$ 515,041,804	$ 226,944,534
Reinvestment of distributions	924,097	634,221	9,773,470	6,459,955
Shares redeemed	(40,753,830)	(15,162,887)	(432,145,294)	(153,969,073)
Net increase (decrease)	9,005,695	7,707,440	$ 92,669,980	$ 79,435,416
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	78,310,682	53,986,814	$ 844,111,697	$ 554,033,237
Reinvestment of distributions	4,563,280	3,007,741	49,195,534	30,560,779
Shares redeemed	(68,422,161)	(32,783,829)	(738,845,301)	(338,608,064)
Net increase (decrease)	14,451,801	24,210,726	$ 154,461,930	$ 245,985,952
Fidelity Advantage Class
Shares sold	58,703,604	17,468,544	$ 632,430,042	$ 181,147,917
Reinvestment of distributions	1,144,379	230,283	12,513,017	2,377,468
Shares redeemed	(30,706,968)	(3,911,593)	(336,018,417)	(40,607,665)
Net increase (decrease)	29,141,015	13,787,234	$ 308,924,642	$ 142,917,720
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	22,914,071	7,990,484	$ 252,024,458	$ 80,844,603
Reinvestment of distributions	354,687	105,065	3,836,652	1,058,535
Shares redeemed	(12,186,335)	(3,794,392)	(133,862,026)	(38,299,244)
Net increase (decrease)	11,082,423	4,301,157	$ 121,999,084	$ 43,603,894
Fidelity Advantage Class
Shares sold	14,958,417	4,423,117	$ 160,277,429	$ 44,803,531
Reinvestment of distributions	292,510	75,475	3,092,980	759,432
Shares redeemed	(13,309,125)	(1,719,170)	(146,384,848)	(17,319,778)
Net increase (decrease)	1,941,802	2,779,422	$ 16,985,561	$ 28,243,185

Annual Report

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed Income Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Fixed Income Trust at February 28, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fixed Income Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Spartan Short-Term Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/20/2009	04/17/2009	-	$0.14
Advantage Class	04/20/2009	04/17/2009	-	$0.14
Spartan Intermediate Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/20/2009	04/17/2009	-	$0.19
Advantage Class	04/20/2009	04/17/2009	-	$0.19
Spartan Long-Term Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/20/2009	04/17/2009	-	$0.07
Advantage Class	04/20/2009	04/17/2009	-	$0.07

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2009 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Short-Term Treasury Bond Index Fund	$5,329,590
Spartan Intermediate Treasury Bond Index Fund	$25,014,004
Spartan Long-Term Treasury Bond Index Fund	$1,388,033

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund
Investor Class	89.93%
Advantage Class	89.93%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	83.80%
Advantage Class	83.80%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	99.83%
Advantage Class	99.83%

Annual Report

Distributions - continued

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to February 28, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Spartan Short-Term Treasury Bond Index Fund	$2,235,895
Spartan Intermediate Treasury Bond Index Fund	$9,391,295
Spartan Long-Term Treasury Bond Index Fund	$1,460,506

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LBX-UANN-0409
1.821047.103

Item 2. Code of Ethics

As of the end of the period, February 28, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$49,000	$-	$2,000	$6,400
Spartan Intermediate Treasury Bond Index Fund	$64,000	$-	$3,200	$2,100
Spartan Long-Term Treasury Bond Index Fund	$62,000	$-	$3,200	$1,400
Spartan Short-Term Treasury Bond Index Fund	$62,000	$-	$3,200	$1,600

February 29, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$40,000	$-	$2,000	$2,600
Spartan Intermediate Treasury Bond Index Fund	$67,000	$-	$3,000	$900
Spartan Long-Term Treasury Bond Index Fund	$66,000	$-	$3,000	$700
Spartan Short-Term Treasury Bond Index Fund	$66,000	$-	$3,000	$700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2009A	February 29, 2008A
Audit-Related Fees	$2,985,000	$220,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2009 A	February 29, 2008 A
PwC	$3,430,000	$1,530,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 28, 2009